Subsidiary Notes Payable - Narrative - Convertible Notes (Details) - Convertible notes - Sonde - USD ($) $ in Thousands	1 Months Ended	8 Months Ended
	Mar. 31, 2022	Nov. 24, 2021	Dec. 31, 2023
Convertible Notes [Line Items]
Borrowings, interest rate			6.00%
Discount, conversion from notes - qualified financing			20.00%
Discount, conversion from notes - non qualified financing			20.00%
PureTech and third-party
Convertible Notes [Line Items]
Proceeds from issue of convertible notes	$ 921	$ 4,329
Outside investors
Convertible Notes [Line Items]
Proceeds from issue of convertible notes	393	2,215
PureTech Health (Company)
Convertible Notes [Line Items]
Proceeds from issue of convertible notes	$ 528	$ 2,113